Loans and borrowings - Summary of Senior convertible notes (Detail) - Senior Convertible Notes [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Apr. 30, 2020
Disclosure of Detailed Information Of Senior Convertible Notes Explanatory [Line Items]
Debt instrument issue date	Apr. 30, 2020
Nominal issue	$ 350,000	$ 350,000
Borrowing costs recognised as expense	(7,102)
Proceeds from Issue of Convertible Notes	$ 342,898